Note 13 - Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Warrant Disclosure [Text Block]

Note 13 – Warrants

Outstanding Warrants

Warrants to purchase an aggregate total of 2,291,250 shares of common stock at a weighted average strike price of $2.50, exercisable over a weighted average life of 8.7 years were outstanding as of September 30, 2023. As of September 30, 2023, the unamortized debt discounts related to these warrants were $1,999,540, which will be expensed over the life of the outstanding debts, which mature from April 24, 2024 to August 23, 2025. Amortization of warrants included in interest expense was $900,226 and $536,373 for the nine months ended September 30, 2023 and 2022 The warrants are being expensed over the life of the loans.

Warrants Granted

On August 23, 2022, we closed on an offering to sell up to $2,500,000 of promissory notes and warrants to purchase an aggregate 625,000 shares of the Company’s common stock, exercisable over a ten-year period at a price of $2.60 per share, representing 25,000 warrant shares per $100,000 of Notes purchased. The notes mature on August 23, 2025. Loans may be advanced to the Company from time to time from August 23, 2022 to the Maturity Date. On various dates from September 29, 2022 through March 7, 2023, the Company received aggregate proceeds of $2,250,000 from two of the Company’s Directors on the sale of these notes and warrants.

On May 11, 2023, warrants to purchase an aggregate 25,000 shares of common stock were issued to the Bradley Berman, one of the Company’s Directors, pursuant to a private placement debt offering in which aggregate proceeds of $100,000 were received in exchange for promissory notes and warrants to purchase an aggregate 25,000 shares of common stock, representing 25,000 warrant shares per $100,000 of promissory notes. The warrants were issued in-the-money and are fully vested and exercisable over a period of 10 years at a price of $2.50 per share. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 138% and a weighted average call option value of $4.69, was $112,371.

On April 25, 2023, warrants to purchase an aggregate 12,500 shares of common stock were issued to the Cesar J. Gutierrez Living Trust, as beneficially controlled by the brother of the Company’s CEO, pursuant to a private placement debt offering in which aggregate proceeds of $50,000 were received in exchange for promissory notes and warrants to purchase an aggregate 12,500 shares of common stock, representing 25,000 warrant shares per $100,000 of promissory notes. The warrants were issued in-the-money and are fully vested and exercisable over a period of 10 years at a price of $2.50 per share. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 138% and a weighted average call option value of $3.74, was $46,769.

On April 25, 2023, warrants to purchase an aggregate 187,500 shares of common stock were issued to a trust held by the Company’s Chairman, Mr. Goldfarb, pursuant to a private placement debt offering in which aggregate proceeds of $750,000 were received in exchange for promissory notes and warrants to purchase an aggregate 187,500 shares of common stock, representing 25,000 warrant shares per $100,000 of promissory notes. The warrants were issued in-the-money and are fully vested and exercisable over a period of 10 years at a price of $2.50 per share. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 138% and a weighted average call option value of $3.74, was $701,537.

On April 25, 2023, warrants to purchase an aggregate 100,000 shares of common stock were issued to an accredited investor, pursuant to a private placement debt offering in which aggregate proceeds of $400,000 were received in exchange for promissory notes and warrants to purchase an aggregate 100,000 shares of common stock, representing 25,000 warrant shares per $100,000 of promissory notes. The warrants were issued in-the-money and are fully vested and exercisable over a period of 10 years at a price of $2.50 per share. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 138% and a weighted average call option value of $3.74, was $374,153.

On April 11, 2023, warrants to purchase an aggregate 62,500 shares of common stock were issued to the Lyle A. Berman Revocable Trust, as beneficially controlled by one of the Company’s Directors, pursuant to a private placement debt offering in which aggregate proceeds of $250,000 were received in exchange for promissory notes and warrants to purchase an aggregate 62,500 shares of common stock, representing 25,000 warrant shares per $100,000 of promissory notes. The warrants were issued in-the-money and are fully vested and exercisable over a period of 10 years at a price of $2.60 per share. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 138% and a weighted average call option value of $3.64, was $227,598.

On March 7, 2023, warrants to purchase an aggregate 62,500 shares of common stock were issued to the Lyle A. Berman Revocable Trust, as beneficially controlled by one of the Company’s Directors, pursuant to a private placement debt offering in which aggregate proceeds of $250,000 were received in exchange for promissory notes and warrants to purchase an aggregate 62,500 shares of common stock, representing 25,000 warrant shares per $100,000 of promissory notes. The warrants were issued in-the-money and are fully vested and exercisable over a period of 10 years at a price of $2.60 per share. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 138% and a weighted average call option value of $3.65, was $228,154.

On March 2, 2023, warrants to purchase an aggregate 62,500 shares of common stock were issued to a trust held by the Company’s Chairman, Mr. Goldfarb, pursuant to a private placement debt offering in which aggregate proceeds of $250,000 were received in exchange for promissory notes and warrants to purchase an aggregate 62,500 shares of common stock, representing 25,000 warrant shares per $100,000 of promissory notes. The warrants were issued in-the-money and are fully vested and exercisable over a period of 10 years at a price of $2.60 per share. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 139% and a weighted average call option value of $3.66, was $228,464.

On February 1, 2023, warrants to purchase an aggregate 125,000 shares of common stock were issued to a trust held by the Company’s Chairman, Mr. Goldfarb, pursuant to a private placement debt offering in which aggregate proceeds of $500,000 were received in exchange for promissory notes and warrants to purchase an aggregate 125,000 shares of common stock, representing 25,000 warrant shares per $100,000 of promissory notes. The warrants are fully vested and exercisable over a period of 10 years at a price of $2.60 per share. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 138% and a weighted average call option value of $2.21, was $276,462.

On January 5, 2023, warrants to purchase an aggregate 62,500 shares of common stock were issued to the Lyle A. Berman Revocable Trust, as beneficially controlled by one of the Company’s Directors, pursuant to a private placement debt offering in which aggregate proceeds of $250,000 were received in exchange for promissory notes and warrants to purchase an aggregate 62,500 shares of common stock, representing 25,000 warrant shares per $100,000 of promissory notes. The warrants are fully vested and exercisable over a period of 10 years at a price of $2.60 per share. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 140% and a weighted average call option value of $2.23, was $139,341. The warrants are being expensed over the life of the loans.

Note 14 – Warrants

Outstanding Warrants

Warrants to purchase an aggregate total of 1,591,250 shares of common stock at a $2.47 strike price, exercisable over a weighted average life of 9.16 years were outstanding as of December 31, 2022.

Warrants Granted

On December 21, 2022, warrants to purchase an aggregate 62,500 shares of common stock were issued to a director pursuant to a private placement debt offering in which aggregate proceeds of $250,000 were received in exchange for promissory notes and warrants to purchase an aggregate 62,500 shares of common stock, representing 25,000 warrant shares per $100,000 of promissory notes. The warrants are fully vested and exercisable over a period of 10 years at a price of $2.60 per share. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 316% and a weighted average call option value of $3.15, was $196,942. The warrants are being expensed over the life of the loans, resulting in $2,018 of stock-based compensation expense during the year ended December 31, 2022. As of December 31, 2022, a total of $194,924 of unamortized expenses are expected to be expensed over the remaining life of the outstanding debts.

On September 29, 2022, warrants to purchase an aggregate 187,500 shares of common stock were issued to directors pursuant to a private placement debt offering in which aggregate proceeds of $750,000 were received in exchange for promissory notes and warrants to purchase an aggregate 187,500 shares of common stock, representing 25,000 warrant shares per $100,000 of promissory notes. The warrants are fully vested and exercisable over a period of 10 years at a price of $2.60 per share. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 140% and a weighted average call option value of $1.9441, was $364,512. The warrants are being expensed over the life of the loans, resulting in $32,355 of stock-based compensation expense during the year ended December 31, 2022. As of December 31, 2022, a total of $332,157 of unamortized expenses are expected to be expensed over the remaining life of the outstanding debts.

On April 8, 2022, warrants to purchase an aggregate 925,000 shares of common stock were issued pursuant to a private placement debt offering in which aggregate proceeds of $3,700,000 were received in exchange for promissory notes and warrants to purchase an aggregate 925,000 shares of common stock, representing 25,000 warrant shares per $100,000 of promissory notes. The warrants are fully vested and exercisable over a period of 10 years at a price of $2.35 per share. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption. A total of 780,000 of the warrants were issued to officers or directors. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 154% and a weighted average call option value of $2.9443, was $2,694,014. The warrants are being expensed over the life of the loans, resulting in $656,301 of stock-based compensation expense during the year ended December 31, 2022. As of December 31, 2022, a total of $2,037,713 of unamortized expenses are expected to be expensed over the lives of outstanding debts.

On December 31, 2021, the Company closed a private placement and concurrently entered into a Note and Warrant Purchase Agreement with related parties to sell an aggregate $2,075,000 of promissory notes and warrants to purchase an aggregate 311,250 shares of common stock, representing 15,000 warrant shares per $100,000 of promissory notes. The warrants are exercisable at a price of $2.21 per share over a ten-year term. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of $2.25, was $699,213. The warrants are being expensed over the life of the loans, resulting in $235,165 of stock-based compensation expense during the year ended December 31, 2022. As of December 31, 2022, a total of $464,048 of unamortized expenses are expected to be expensed over the lives of outstanding debts. The officers, directors and related parties receiving grants and the amounts of such grants were as follows:

Stock Warrant
Name and Title at Time of Grant	Shares Granted
Ira and Claudia Goldfarb, Chairman and Chief Executive Officer	225,000
Brad Burke, Chief Financial Officer	3,750
Lyle Berman, Director	75,000
Cesar J. Gutierrez, brother of the Company’s Chief Executive Officer	7,500
Total:	311,250

A total of 1,300 warrants with a weighted average exercise price of $3.00 per share expired during the year ended December 31, 2022. No warrants were exercised, cancelled or expired during the years ended December 31, 2022 and 2021, otherwise.

The following is a summary of activity of outstanding warrants:

		Weighted
		Average
	Number	Exercise
	of Shares	Prices
Balance, December 31, 2020	106,300	$3.99
Warrants granted	311,250	2.21
Balance, December 31, 2021	417,550	2.66
Warrants granted	1,175,000	2.40
Warrants expired	(1,300)	(3.00)
Balance, December 31, 2022	1,591,250	$2.47

Exercisable, December 31, 2022	1,591,250	$2.47